Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Asset derivatives fair value
Total derivatives fair value	$ 8,754	$ 11,936
Effect of master netting agreements	(5,939)	(8,845)
Fair value after effect of master netting agreements	2,815	3,091
Liability derivatives fair value
Total derivatives fair value	8,538	12,373
Effect of master netting agreements	(6,170)	(8,797)
Fair value after effect of master netting agreements	2,368	3,576
Derivative asset, collateral, obligation to return cash, offset	809	925
Derivative liability, collateral, right to reclaim cash, offset	1,040	877
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(2,202)	(5,075)
Liability derivatives fair value
Effect of master netting agreements	(2,508)	(5,495)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(3,724)	(3,720)
Liability derivatives fair value
Effect of master netting agreements	(3,626)	(3,221)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(13)	(50)
Liability derivatives fair value
Effect of master netting agreements	(36)	(81)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	289	323
Liability derivatives fair value
Total derivatives fair value	88	800
Designated as hedging | Interest rate contracts
Notional value
Notional value	35,890	36,315
Asset derivatives fair value
Total derivatives fair value	23	278
Liability derivatives fair value
Total derivatives fair value	74	534
Designated as hedging | Foreign exchange contracts
Notional value
Notional value	6,330	8,923
Asset derivatives fair value
Total derivatives fair value	266	45
Liability derivatives fair value
Total derivatives fair value	14	266
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	8,465	11,613
Liability derivatives fair value
Total derivatives fair value	8,450	11,573
Not designated as hedging | Interest rate contracts
Notional value
Notional value	248,534	267,485
Asset derivatives fair value
Total derivatives fair value	3,590	6,439
Liability derivatives fair value
Total derivatives fair value	3,116	6,353
Not designated as hedging | Foreign exchange contracts
Notional value
Notional value	831,730	767,999
Asset derivatives fair value
Total derivatives fair value	4,807	5,104
Liability derivatives fair value
Total derivatives fair value	5,215	5,067
Not designated as hedging | Equity contracts
Notional value
Notional value	927	1,698
Asset derivatives fair value
Total derivatives fair value	68	70
Liability derivatives fair value
Total derivatives fair value	118	149
Not designated as hedging | Credit contracts
Notional value
Notional value	150	180
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 1	$ 4